Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	2023	2022
	€m	€m
Cash and bank deposits[1]	3,924	2,220
Money market funds[2]	7,781	5,276
Cash and cash equivalents as presented in the consolidated statement of financial position	11,705	7,496
Bank overdrafts	(77)	(125)
Cash and cash equivalents as presented in the consolidated statement of cash flows	11,628	7,371

Note:

1	Includes bank deposits under repurchase agreements of €1,750 million (2022: €nil).
2	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.